Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2015 and 2014:

	2015	2014
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
TMCL II Secured Debt Facility, weighted average variable interest at 2.03% and 1.86% at December 31, 2015 and 2014, respectively	$892,100	$852,100
TMCL IV Secured Debt Facility, weighted average variable interest at 2.35% and 2.42% at December 31, 2015 and 2014, respectively	177,400	165,000
TL Revolving Credit Facility, weighted average variable interest at 1.67% and 1.73% at December 31, 2015 and 2014, respectively	574,000	684,500
TL Revolving Credit Facility II, weighted average variable interest at 1.57% at December 31, 2015	160,000	—
TW Revolving Credit Facility, weighted average variable interest at 2.24% and 2.16% at December 31, 2015 and 2014, respectively	156,020	134,290
TAP Funding Revolving Credit Facility, weighted average variable interest at 2.08% and 1.91% at December 31, 2015 and 2014, respectively	129,500	126,000
TL Term Loan, weighted average variable interest rate at 2.11% and 1.76% at December 31, 2015 and 2014, respectively	436,100	475,700
2013-1 Bonds, fixed interest at 3.90%	232,271	262,109
2014-1 Bonds, fixed interest at 3.27%	266,157	296,278

Total debt obligations	$3,023,548	$2,995,977

Amount due within one year	$91,590	$91,559

Amounts due beyond one year	$2,931,958	$2,904,418

Future Scheduled Repayments

The following is a schedule by year, of future scheduled repayments, as of December 31, 2015:

	Years ending December 31,						Available Borrowing, as Limited by the Borrowing Base	Current and Available Borrowing
	2016	2017	2018	2019	2020 and Thereafter	Total Borrowing
TMCL II Secured Debt Facility	$—	$22,303	$89,210	$89,210	$691,377	$892,100	$9,489	$901,589
TMCL IV Secured Debt Facility	—	—	177,400	—	—	177,400	1,071	178,471
TL Revolving Credit Facility	—	—	—	—	574,000	574,000	126,000	700,000
TL Revolving Credit Facility II	—	—	—	—	160,000	160,000	—	160,000
TW Revolving Credit Facility	—	—	—	—	156,020	156,020	8,941	164,961
TAP Funding Revolving Credit Facility	—	—	129,500	—	—	129,500	20,500	150,000
TL Term Loan	31,600	31,600	31,600	341,300	—	436,100	—	436,100
2013-1 Bonds(1)	30,090	30,090	30,090	30,090	112,837	233,197	—	233,197
2014-1 Bonds(2)	30,140	30,140	30,140	30,140	145,677	266,237	—	266,237

Total	$91,830	$114,133	$487,940	$490,740	$1,839,911	$3,024,554	$166,001	$3,190,555

(1)	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $926.
(2)	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $80.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2015:

Notional
Derivative instruments	amount
Interest rate cap contracts with several banks, with fixed rates between 3.12% and 3.51% per annum, nonamortizing notional amounts, with termination dates through December 31, 2016	457,000
Interest rate collar contracts with a bank which cap rates between 1.30% and 2.18% per annum, and sets floors for rates between 0.80% and 1.68% per annum, with termination dates through June 15, 2023	101,355
Interest rate swap contracts with a bank, with fixed rate of 0.65% per annum, nonamortizing notional amounts, with termination dates through August 16, 2016	45,000
Interest rate swap contracts with several banks, with fixed rates between 0.41% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	1,246,030

Total notional amount as of December 31, 2015	$1,849,385